Schedule of age of trade and other receivables (Details) - Credit risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	₨ 5,052,387	₨ 3,514,829
Trade and other receivables, impairment	415,144	452,046	₨ 294,325
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	2,546,036	1,565,505
Trade and other receivables, impairment	5,092
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	922,095	1,047,928
Trade and other receivables, impairment	1,844
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	526,338	247,967
Trade and other receivables, impairment	1,053	16,771
Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables excluding impairment	1,057,918	653,429
Trade and other receivables, impairment	₨ 407,155	₨ 435,275